INVENTORIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Cost of sales	$ 199,493	$ 206,055	[1]
Inventory write-off	$ 501

[1]	Mine royalty expense relates to the mining royalty due to the Bolivian government as a result of mining operations at the Sinchi Wayra and Illapa businesses.